2005

Nationwide® Variable Account-8

December 31, 2005

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO–4739–12/05

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 357,858 shares (cost $2,338,956)	$2,687,517

American Century VP – International Fund – Class I (ACVPInt) 599,407 shares (cost $5,866,461)	4,933,119

American Century VP – International Fund – Class III (ASVPInt3) 88,272 shares (cost $542,202)	726,481

American Century VP – Ultra® Fund – Class I (ACVPUltra) 5,627 shares (cost $54,679)	58,412

American Century VP – Value Fund – Class I (ACVPVal) 745,141 shares (cost $5,367,308)	6,110,158

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 7,359 shares (cost $91,619)	105,819

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 30,739 shares (cost $426,658)	512,418

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 107,215 shares (cost $3,793,233)	2,796,161

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 89,229 shares (cost $3,216,480)	3,311,299

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 394,382 shares (cost $4,447,940)	4,456,516

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 448,743 shares (cost $10,115,041)	11,393,583

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 533,107 shares (cost $23,593,738)	17,891,083

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 281,036 shares (cost $1,750,444)	1,725,562

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 137,280 shares (cost $2,726,172)	2,816,991

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 23,058 shares (cost $381,856)	472,682

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 560,606 shares (cost $13,131,657)	17,339,558

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 108,125 shares (cost $1,923,105)	1,873,801

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 18,240 shares (cost $239,573)	254,812

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 469,576 shares (cost $6,464,228)	8,151,845

Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 25,911 shares (cost $295,795)	338,910

Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 106,084 shares (cost $816,993)	824,276

Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 541 shares (cost $2,114)	2,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 1,502 shares (cost $5,506)	$5,827

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 1,136,652 shares (cost $13,592,335)	13,116,968

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 89,721 shares (cost $1,315,602)	1,027,300

Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 53,495 shares (cost $583,321)	640,333

Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 153,443 shares (cost $1,573,062)	1,575,856

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 296,908 shares (cost $3,088,686)	3,384,752

Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 191,884 shares (cost $2,001,427)	2,271,909

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 250,786 shares (cost $2,560,103)	2,736,076

Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 1,141 shares (cost $6,874)	10,505

Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 26,445 shares (cost $197,261)	243,821

Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 63,400 shares (cost $2,374,595)	1,721,304

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 8,745,372 shares (cost $8,745,372)	8,745,372

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 691,200 shares (cost $7,396,949)	8,190,720

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 96,796 shares (cost $1,469,535)	1,539,064

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 282,593 shares (cost $2,918,738)	3,258,303

Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 203,893 shares (cost $4,292,293)	4,644,673

Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal) 101,928 shares (cost $1,084,922)	1,175,235

Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead) 65,688 shares (cost $799,336)	836,870

Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 23,496 shares (cost $252,832)	299,333

Janus AS – Forty Portfolio – Service Shares (JanForty) 93,160 shares (cost $2,072,603)	2,557,232

Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 10,070 shares (cost $35,631)	40,581

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 231,743 shares (cost $1,250,001)	917,704

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 10,649 shares (cost $271,132)	376,754

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 67,573 shares (cost $1,800,189)	2,376,544

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 7,312 shares (cost $190,155)	203,559

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 42,939 shares (cost $588,319)	$751,427

Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr) 161,344 shares (cost $3,582,593)	3,272,049

Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart) 47,946 shares (cost $773,474)	1,026,523

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes) 1,769 shares (cost $24,758)	26,377

Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 126,344 shares (cost $7,524,605)	6,240,118

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 247,015 shares (cost $10,100,287)	9,515,033

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 463,684 shares (cost $9,518,815)	10,103,670

Salomon Brothers VSF Inc. All Cap Fund – Class I (SalBrAllCap) 791,178 shares (cost $12,003,789)	13,726,930

Salomon Brothers VSF Inc. High Yield Bond Fund – Class I (SalBrHYBd) 290,722 shares (cost $2,598,302)	2,756,041

Salomon Brothers VSF Inc. Investors Fund – Class I (SalBrInv) 412,601 shares (cost $5,253,902)	5,999,213

Salomon Brothers VSF Inc. Total Return Fund – Class I (SalBrTotRet) 334,622 shares (cost $3,477,942)	3,794,609

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 19,596 shares (cost $261,185)	389,765

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 84,357 shares (cost $952,056)	1,679,542

Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 6,886 shares (cost $160,634)	190,958

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 9,482 shares (cost $111,457)	263,018

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 13,875 shares (cost $115,855)	125,434

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 100,166 shares (cost $1,476,379)	2,311,832

Total investments	212,852,221

Accounts receivable	3,676

Total assets	212,855,897

Accounts payable	–

Contract owners’ equity (note 4)	$212,855,897

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPIncGr	ACVPInt	ASVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DrySmCapIxS
Reinvested dividends	$2,925,897	53,330	55,627	5,923	–	51,684	800	–
Mortality and expense risk charges (note 2)	(2,967,658)	(37,825)	(66,138)	(8,168)	(552)	(84,096)	(1,410)	(6,887)

Net investment income (loss)	(41,761)	15,505	(10,511)	(2,245)	(552)	(32,412)	(610)	(6,887)

Proceeds from mutual fund shares sold	30,092,509	361,537	535,104	33,425	7,374	912,345	1,828	84,879
Cost of mutual fund shares sold	(33,533,865)	(387,780)	(834,081)	(23,276)	(7,061)	(792,443)	(1,496)	(65,317)

Realized gain (loss) on investments	(3,441,356)	(26,243)	(298,977)	10,149	313	119,902	332	19,562
Change in unrealized gain (loss) on investments	13,541,710	96,614	832,924	64,986	391	(464,197)	6,562	14,317

Net gain (loss) on investments	10,100,354	70,371	533,947	75,135	704	(344,295)	6,894	33,879

Reinvested capital gains	2,901,898	–	–	–	–	597,998	–	1,266

Net increase (decrease) in contract owners’ equity resulting from operations	$12,960,491	85,876	523,436	72,890	152	221,291	6,284	28,258

Investment activity:	DrySRGro	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$–	639	178,202	183,048	71,770	265,441	15,158	2,586
Mortality and expense risk charges (note 2)	(41,274)	(48,761)	(66,346)	(163,244)	(253,720)	(25,787)	(36,295)	(5,891)

Net investment income (loss)	(41,274)	(48,122)	111,856	19,804	(181,950)	239,654	(21,137)	(3,305)

Proceeds from mutual fund shares sold	474,713	540,933	906,032	1,645,522	2,592,112	300,155	299,817	137,595
Cost of mutual fund shares sold	(768,191)	(600,137)	(865,669)	(1,651,359)	(4,042,864)	(352,296)	(381,612)	(121,305)

Realized gain (loss) on investments	(293,478)	(59,204)	40,363	(5,837)	(1,450,752)	(52,141)	(81,795)	16,290
Change in unrealized gain (loss) on investments	389,932	206,440	(188,524)	27,720	2,326,400	(169,482)	507,700	51,747

Net gain (loss) on investments	96,454	147,236	(148,161)	21,883	875,648	(221,623)	425,905	68,037

Reinvested capital gains	–	–	30,572	423,150	–	–	13,642	2,328

Net increase (decrease) in contract owners’ equity resulting from operations	$55,180	99,114	(5,733)	464,837	693,698	18,031	418,410	67,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	GVITMidCap	GVITEmMrkts3	GVITFHiInc	GVITGlTech	GVITGlTech3
Reinvested dividends	$32,866	15,679	–	81,165	1,379	69,663	–	–
Mortality and expense risk charges (note 2)	(228,806)	(26,159)	(2,969)	(111,562)	(3,195)	(12,951)	(25)	(92)

Net investment income (loss)	(195,940)	(10,480)	(2,969)	(30,397)	(1,816)	56,712	(25)	(92)

Proceeds from mutual fund shares sold	1,889,289	289,404	135,661	952,611	12,118	226,376	30	5,637
Cost of mutual fund shares sold	(1,639,632)	(372,001)	(125,746)	(780,797)	(10,514)	(222,121)	(36)	(5,372)

Realized gain (loss) on investments	249,657	(82,597)	9,915	171,814	1,604	4,255	(6)	265
Change in unrealized gain (loss) on investments	2,285,483	221,460	(16,718)	184,352	43,275	(54,196)	(7)	(428)

Net gain (loss) on investments	2,535,140	138,863	(6,803)	356,166	44,879	(49,941)	(13)	(163)

Reinvested capital gains	2,988	–	7,477	471,367	27,197	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,342,188	128,383	(2,295)	797,136	70,260	6,771	(38)	(255)

Investment activity:	GVITGvtBd	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro
Reinvested dividends	$508,848	882	11,485	42,062	71,118	42,288	69,238	94
Mortality and expense risk charges (note 2)	(195,913)	(14,691)	(8,800)	(21,023)	(43,458)	(27,680)	(37,478)	(128)

Net investment income (loss)	312,935	(13,809)	2,685	21,039	27,660	14,608	31,760	(34)

Proceeds from mutual fund shares sold	2,103,196	162,476	125,487	136,679	389,161	229,828	342,540	1,078
Cost of mutual fund shares sold	(2,093,770)	(380,658)	(108,347)	(128,275)	(309,397)	(173,864)	(312,588)	(924)

Realized gain (loss) on investments	9,426	(218,182)	17,140	8,404	79,764	55,964	29,952	154
Change in unrealized gain (loss) on investments	(97,157)	284,806	6,143	(33,825)	(37,513)	1,087	(25,295)	2,236

Net gain (loss) on investments	(87,731)	66,624	23,283	(25,421)	42,251	57,051	4,657	2,390

Reinvested capital gains	25,222	–	12,089	33,625	52,005	43,384	48,089	23

Net increase (decrease) in contract owners’ equity resulting from operations	$250,426	52,815	38,057	29,243	121,916	115,043	84,506	2,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIntGro3	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITVal
Reinvested dividends	$1,790	–	239,181	74,675	–	2,191	–	18,067
Mortality and expense risk charges (note 2)	(2,225)	(23,728)	(127,971)	(116,332)	(20,799)	(45,883)	(62,674)	(15,528)

Net investment income (loss)	(435)	(23,728)	111,210	(41,657)	(20,799)	(43,692)	(62,674)	2,539

Proceeds from mutual fund shares sold	55,340	181,460	2,099,925	1,144,396	223,560	410,223	549,965	124,677
Cost of mutual fund shares sold	(42,447)	(291,156)	(2,099,925)	(1,255,723)	(314,194)	(355,882)	(527,760)	(140,035)

Realized gain (loss) on investments	12,893	(109,696)	–	(111,327)	(90,634)	54,341	22,205	(15,358)
Change in unrealized gain (loss) on investments	35,487	264,985	–	623,040	199,278	(338,704)	(52,833)	18,607

Net gain (loss) on investments	48,380	155,289	–	511,713	108,644	(284,363)	(30,628)	3,249

Reinvested capital gains	544	–	–	–	–	379,259	552,569	29,530

Net increase (decrease) in contract owners’ equity resulting from operations	$48,489	131,561	111,210	470,056	87,845	51,204	459,267	35,318

Investment activity:	GVITWLead	GVITWLead3	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap
Reinvested dividends	$7,205	1,769	218	–	–	2,862	21,971	264
Mortality and expense risk charges (note 2)	(10,851)	(2,725)	(34,882)	(519)	(11,943)	(3,204)	(28,653)	(2,707)

Net investment income (loss)	(3,646)	(956)	(34,664)	(519)	(11,943)	(342)	(6,682)	(2,443)

Proceeds from mutual fund shares sold	53,403	71,133	243,343	48,336	76,077	29,590	155,703	117,044
Cost of mutual fund shares sold	(60,862)	(50,203)	(252,446)	(46,029)	(183,407)	(17,057)	(166,234)	(99,743)

Realized gain (loss) on investments	(7,459)	20,930	(9,103)	2,307	(107,330)	12,533	(10,531)	17,301
Change in unrealized gain (loss) on investments	140,363	12,941	304,513	(323)	201,201	56,612	578,904	(334)

Net gain (loss) on investments	132,904	33,871	295,410	1,984	93,871	69,145	568,373	16,967

Reinvested capital gains	–	–	–	–	–	–	–	1,955

Net increase (decrease) in contract owners’ equity resulting from operations	$129,258	32,915	260,746	1,465	81,928	68,803	561,691	16,479

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	NBAMTGuard	NBAMTMCGr	NBAMTPart	NBAMSocRes	OppAggGro	OppCapAp	OppMSt	SalBrAllCap
Reinvested dividends	$1,094	–	9,164	–	–	92,174	140,614	117,337
Mortality and expense risk charges (note 2)	(10,747)	(44,121)	(12,441)	(260)	(85,304)	(136,841)	(144,396)	(198,012)

Net investment income (loss)	(9,653)	(44,121)	(3,277)	(260)	(85,304)	(44,667)	(3,782)	(80,675)

Proceeds from mutual fund shares sold	137,756	377,143	111,889	3,416	704,039	1,487,727	1,334,943	1,902,961
Cost of mutual fund shares sold	(145,048)	(568,029)	(94,084)	(3,471)	(1,619,717)	(2,103,077)	(1,512,695)	(1,787,455)

Realized gain (loss) on investments	(7,292)	(190,886)	17,805	(55)	(915,678)	(615,350)	(177,752)	115,506
Change in unrealized gain (loss) on investments	64,456	596,735	121,496	1,618	1,616,344	985,307	617,187	273,209

Net gain (loss) on investments	57,164	405,849	139,301	1,563	700,666	369,957	439,435	388,715

Reinvested capital gains	–	–	213	66	–	–	–	9,666

Net increase (decrease) in contract owners’ equity resulting from operations	$47,511	361,728	136,237	1,369	615,362	325,290	435,653	317,706

Investment activity:	SalBrHYBd	SalBrInv	SalBrTotRet	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKEmMkt
Reinvested dividends	$162,389	70,278	74,951	2,260	11,886	3	767	13,583
Mortality and expense risk charges (note 2)	(38,028)	(87,566)	(54,709)	(4,147)	(20,955)	(997)	(3,311)	(2,399)

Net investment income (loss)	124,361	(17,288)	20,242	(1,887)	(9,069)	(994)	(2,544)	11,184

Proceeds from mutual fund shares sold	402,915	964,027	470,026	63,474	170,863	20,257	36,331	91,340
Cost of mutual fund shares sold	(349,411)	(951,516)	(444,782)	(44,991)	(115,962)	(19,899)	(15,921)	(72,613)

Realized gain (loss) on investments	53,504	12,511	25,244	18,483	54,901	358	20,410	18,727
Change in unrealized gain (loss) on investments	(158,004)	294,025	(1,099)	65,879	358,194	30,220	79,333	(15,936)

Net gain (loss) on investments	(104,500)	306,536	24,145	84,362	413,095	30,578	99,743	2,791

Reinvested capital gains	45,247	–	25,188	–	–	–	–	2,887

Net increase (decrease) in contract owners’ equity resulting from operations	$65,108	289,248	69,575	82,475	404,026	29,584	97,199	16,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VKUSRealEst
Reinvested dividends	$28,229
Mortality and expense risk charges (note 2)	(31,476)

Net investment income (loss)	(3,247)

Proceeds from mutual fund shares sold	394,285
Cost of mutual fund shares sold	(223,162)

Realized gain (loss) on investments	171,123
Change in unrealized gain (loss) on investments	101,776

Net gain (loss) on investments	272,899

Reinvested capital gains	62,352

Net increase (decrease) in contract owners’ equity resulting from operations	$332,004

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPIncGr		ACVPInt		ASVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(41,761)	(203,347)	15,505	(339)	(10,511)	(39,355)	(2,245)	(3,596)
Realized gain (loss) on investments	(3,441,356)	(4,902,945)	(26,243)	(27,728)	(298,977)	(435,817)	10,149	13,211
Change in unrealized gain (loss) on investments	13,541,710	20,522,049	96,614	312,748	832,924	1,059,816	64,986	45,527
Reinvested capital gains	2,901,898	1,592,984	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,960,491	17,008,741	85,876	284,681	523,436	584,644	72,890	55,142

Equity transactions:
Purchase payments received from contract owners (note 3)	3,283,852	7,042,001	19,872	146,120	–	–	48,729	72,166
Transfers between funds	–	–	(40,837)	6,784	(132,585)	(78,757)	137,868	30,836
Redemptions (note 3)	(20,205,362)	(18,700,737)	(187,710)	(94,950)	(329,738)	(436,318)	(20,814)	(71,941)
Annuity benefits	(96,516)	(33,790)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(41,586)	(44,145)	(517)	(486)	(846)	(873)	(87)	(76)
Contingent deferred sales charges (note 2)	(344,125)	(411,168)	(3,393)	(2,184)	(5,798)	(11,889)	(240)	(1,350)
Adjustments to maintain reserves	(13,459)	12,555	(6)	122	31	215	(24)	26

Net equity transactions	(17,417,196)	(12,135,284)	(212,591)	55,406	(468,936)	(527,622)	165,432	29,661

Net change in contract owners’ equity	(4,456,705)	4,873,457	(126,715)	340,087	54,500	57,022	238,322	84,803
Contract owners’ equity beginning of period	217,312,602	212,439,145	2,814,366	2,474,279	4,878,891	4,821,869	488,162	403,359

Contract owners’ equity end of period	$212,855,897	217,312,602	2,687,651	2,814,366	4,933,391	4,878,891	726,484	488,162

CHANGES IN UNITS:
Beginning units	19,994,429	21,282,642	275,863	270,203	532,877	596,775	43,591	40,870

Units purchased	921,618	1,313,232	11,886	24,259	–	–	17,830	13,009
Units redeemed	(2,586,745)	(2,601,445)	(32,402)	(18,599)	(50,372)	(63,898)	(3,251)	(10,288)

Ending units	18,329,302	19,994,429	255,347	275,863	482,505	532,877	58,170	43,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPUltra		ACVPVal		CSTLCapV		DrySmCapIxS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(552)	(418)	(32,412)	(23,705)	(610)	(1,383)	(6,887)	(3,244)
Realized gain (loss) on investments	313	1,674	119,902	133,035	332	8,503	19,562	23,575
Change in unrealized gain (loss) on investments	391	2,211	(464,197)	536,821	6,562	1,562	14,317	42,976
Reinvested capital gains	–	–	597,998	44,070	–	–	1,266	9,959

Net increase (decrease) in contract owners’ equity resulting from operations	152	3,467	221,291	690,221	6,284	8,682	28,258	73,266

Equity transactions:
Purchase payments received from contract owners (note 3)	3,639	17,062	164,612	323,170	–	–	26,322	48,388
Transfers between funds	11,047	7,399	261,065	237,681	11,320	–	(36,541)	185,350
Redemptions (note 3)	–	–	(617,224)	(709,316)	(422)	(99,829)	(23,609)	(8,392)
Annuity benefits	–	–	(17,713)	(8,014)	–	–	–	–
Annual contract maintenance charges (note 2)	(14)	(5)	(1,269)	(1,286)	–	–	(77)	(67)
Contingent deferred sales charges (note 2)	–	–	(5,574)	(18,621)	–	(4,463)	(461)	(64)
Adjustments to maintain reserves	(2)	3	(2,087)	1,210	(8)	–	(6)	10

Net equity transactions	14,670	24,459	(218,190)	(175,176)	10,890	(104,292)	(34,372)	225,225

Net change in contract owners’ equity	14,822	27,926	3,101	515,045	17,174	(95,610)	(6,114)	298,491
Contract owners’ equity beginning of period	43,587	15,661	6,106,138	5,591,093	88,636	184,246	518,530	220,039

Contract owners’ equity end of period	$58,409	43,587	6,109,239	6,106,138	105,810	88,636	512,416	518,530

CHANGES IN UNITS:
Beginning units	4,073	1,597	385,376	399,980	8,076	18,430	41,772	21,303

Units purchased	2,005	2,512	38,477	43,587	1,001	–	3,609	26,295
Units redeemed	(660)	(36)	(53,219)	(58,191)	(36)	(10,354)	(6,341)	(5,826)

Ending units	5,418	4,073	370,634	385,376	9,041	8,076	39,040	41,772

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySRGro		DryVIFApp		FedQualBd		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(41,274)	(35,036)	(48,122)	8,963	111,856	137,748	19,804	4,786
Realized gain (loss) on investments	(293,478)	(409,521)	(59,204)	(42,148)	40,363	63,486	(5,837)	(27,877)
Change in unrealized gain (loss) on investments	389,932	587,326	206,440	156,177	(188,524)	(137,877)	27,720	1,080,631
Reinvested capital gains	–	–	–	–	30,572	45,900	423,150	42,768

Net increase (decrease) in contract owners’ equity resulting from operations	55,180	142,769	99,114	122,992	(5,733)	109,257	464,837	1,100,308

Equity transactions:
Purchase payments received from contract owners (note 3)	8,207	42,540	29,737	46,645	213,003	296,218	76,745	450,600
Transfers between funds	(92,923)	(134,881)	(21,277)	(37,672)	78,598	(127,081)	(98,911)	280,788
Redemptions (note 3)	(330,171)	(477,317)	(381,836)	(179,179)	(732,043)	(482,410)	(1,152,512)	(1,132,653)
Annuity benefits	–	–	–	–	(15,984)	–	–	–
Annual contract maintenance charges (note 2)	(803)	(887)	(548)	(580)	(984)	(975)	(2,493)	(2,583)
Contingent deferred sales charges (note 2)	(5,727)	(15,665)	(8,467)	(4,502)	(13,272)	(5,893)	(21,119)	(21,311)
Adjustments to maintain reserves	19	118	7	119	(2,852)	171	64	546

Net equity transactions	(421,398)	(586,092)	(382,384)	(175,169)	(473,534)	(319,970)	(1,198,226)	(424,613)

Net change in contract owners’ equity	(366,218)	(443,323)	(283,270)	(52,177)	(479,267)	(210,713)	(733,389)	675,695
Contract owners’ equity beginning of period	3,162,534	3,605,857	3,594,725	3,646,902	4,932,997	5,143,710	12,127,693	11,451,998

Contract owners’ equity end of period	$2,796,316	3,162,534	3,311,455	3,594,725	4,453,730	4,932,997	11,394,304	12,127,693

CHANGES IN UNITS:
Beginning units	431,849	515,644	367,587	386,221	376,047	400,580	1,016,343	1,053,914

Units purchased	1,440	6,514	13,714	9,180	21,220	33,495	35,304	76,882
Units redeemed	(59,554)	(90,309)	(52,462)	(27,814)	(62,148)	(58,028)	(136,419)	(114,453)

Ending units	373,735	431,849	328,839	367,587	335,119	376,047	915,228	1,016,343

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPOvSR
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(181,950)	(245,027)	239,654	119,342	(21,137)	(7,738)	(3,305)	(2,335)
Realized gain (loss) on investments	(1,450,752)	(1,234,194)	(52,141)	(52,015)	(81,795)	(97,407)	16,290	52,335
Change in unrealized gain (loss) on investments	2,326,400	1,781,319	(169,482)	75,511	507,700	390,182	51,747	(13,768)
Reinvested capital gains	–	–	–	–	13,642	–	2,328	–

Net increase (decrease) in contract owners’ equity resulting from operations	693,698	302,098	18,031	142,838	418,410	285,037	67,060	36,232

Equity transactions:
Purchase payments received from contract owners (note 3)	182,614	370,779	45,844	139,058	–	–	14,436	75,805
Transfers between funds	(737,899)	(555,455)	26,217	(14,484)	(79,724)	(87,777)	(7,301)	122,509
Redemptions (note 3)	(1,583,040)	(1,347,392)	(252,136)	(164,541)	(180,115)	(84,034)	(51,135)	(16,246)
Annuity benefits	(16,000)	(6,911)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,767)	(4,427)	(466)	(428)	(268)	(331)	(105)	(85)
Contingent deferred sales charges (note 2)	(27,945)	(29,852)	(2,540)	(2,965)	(3,415)	(1,397)	(545)	(53)
Adjustments to maintain reserves	(2,346)	1,339	(15)	70	39	107	(36)	19

Net equity transactions	(2,188,383)	(1,571,919)	(183,096)	(43,290)	(263,483)	(173,432)	(44,686)	181,949

Net change in contract owners’ equity	(1,494,685)	(1,269,821)	(165,065)	99,548	154,927	111,605	22,374	218,181
Contract owners’ equity beginning of period	19,384,948	20,654,769	1,890,686	1,791,138	2,662,237	2,550,632	450,279	232,098

Contract owners’ equity end of period	$17,890,263	19,384,948	1,725,621	1,890,686	2,817,164	2,662,237	472,653	450,279

CHANGES IN UNITS:
Beginning units	2,419,977	2,629,076	199,142	203,628	279,800	299,969	36,879	21,273

Units purchased	22,760	59,055	11,598	22,240	–	–	6,386	23,148
Units redeemed	(303,116)	(268,154)	(30,955)	(26,726)	(27,409)	(20,169)	(10,253)	(7,542)

Ending units	2,139,621	2,419,977	179,785	199,142	252,391	279,800	33,012	36,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPGrOpS		FidVIPVaIS		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(195,940)	(175,040)	(10,480)	(18,208)	(2,969)	(3,569)	(30,397)	(65,516)
Realized gain (loss) on investments	249,657	(48,302)	(82,597)	(60,105)	9,915	41,604	171,814	109,916
Change in unrealized gain (loss) on investments	2,285,483	2,192,360	221,460	182,066	(16,718)	(5,346)	184,352	792,685
Reinvested capital gains	2,988	–	–	–	7,477	526	471,367	191,683

Net increase (decrease) in contract owners’ equity resulting from operations	2,342,188	1,969,018	128,383	103,753	(2,295)	33,215	797,136	1,028,768

Equity transactions:
Purchase payments received from contract owners (note 3)	221,162	289,240	–	63,064	24,152	23,701	67,118	177,840
Transfers between funds	483,311	(116,701)	(59,350)	9,176	(31,212)	60,796	(161,819)	117,124
Redemptions (note 3)	(1,549,989)	(1,460,021)	(181,292)	(190,048)	(29,286)	(76,464)	(659,091)	(722,430)
Annuity benefits	(18,107)	(6,075)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,902)	(2,805)	(264)	(330)	(95)	(66)	(998)	(1,033)
Contingent deferred sales charges (note 2)	(27,448)	(40,502)	(1,855)	(4,043)	(425)	(5,367)	(8,668)	(15,954)
Adjustments to maintain reserves	(3,348)	1,237	16	79	14	(1)	87	385

Net equity transactions	(897,321)	(1,335,627)	(242,745)	(122,102)	(36,852)	2,599	(763,371)	(444,068)

Net change in contract owners’ equity	1,444,867	633,391	(114,362)	(18,349)	(39,147)	35,814	33,765	584,700
Contract owners’ equity beginning of period	15,892,690	15,259,299	1,988,275	2,006,624	293,966	258,152	8,118,655	7,533,955

Contract owners’ equity end of period	$17,337,557	15,892,690	1,873,913	1,988,275	254,819	293,966	8,152,420	8,118,655

CHANGES IN UNITS:
Beginning units	1,319,733	1,443,383	261,625	278,722	22,599	22,305	496,569	525,831

Units purchased	80,766	52,522	369	10,660	7,621	12,242	9,086	28,504
Units redeemed	(153,976)	(176,172)	(32,283)	(27,757)	(10,848)	(11,948)	(54,533)	(57,766)

Ending units	1,246,523	1,319,733	229,711	261,625	19,372	22,599	451,122	496,569

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts3		GVITFHiInc		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(128)	(1,816)	(254)	56,712	56,754	(25)	(26)
Realized gain (loss) on investments	–	3,174	1,604	5,354	4,255	(3,477)	(6)	(6)
Change in unrealized gain (loss) on investments	–	(2,327)	43,275	(5,682)	(54,196)	24,320	(7)	93
Reinvested capital gains	–	79	27,197	10,338	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	798	70,260	9,756	6,771	77,597	(38)	61

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	2,034	20,544	8,717	28,335	–	–
Transfers between funds	–	–	133,762	63,661	(113,194)	121,980	–	–
Redemptions (note 3)	–	(11,584)	(3,973)	(5,064)	(81,872)	(92,951)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	(7)	(190)	(186)	(4)	(5)
Contingent deferred sales charges (note 2)	–	(548)	(8)	–	(1,344)	(1,804)	–	–
Adjustments to maintain reserves	–	3	2	(4)	1	41	(1)	(3)

Net equity transactions	–	(12,129)	131,808	79,130	(187,882)	55,415	(5)	(8)

Net change in contract owners’ equity	–	(11,331)	202,068	88,886	(181,111)	133,012	(43)	53
Contract owners’ equity beginning of period	–	11,331	136,824	47,938	1,005,433	872,421	2,117	2,064

Contract owners’ equity end of period	$–	–	338,892	136,824	824,322	1,005,433	2,074	2,117

CHANGES IN UNITS:
Beginning units	–	1,025	9,404	3,923	79,215	74,616	704	706

Units purchased	–	–	8,952	10,675	2,246	15,483	–	–
Units redeemed	–	(1,025)	(549)	(5,194)	(17,127)	(10,884)	(1)	(2)

Ending units	–	–	17,807	9,404	64,334	79,215	703	704

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlTech3		GVITGvtBd		GVITGrowth		GVITIDAgg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(92)	(98)	312,935	636,910	(13,809)	(11,437)	2,685	2,554
Realized gain (loss) on investments	265	669	9,426	37,377	(218,182)	(149,210)	17,140	13,419
Change in unrealized gain (loss) on investments	(428)	(112)	(97,157)	(715,611)	284,806	225,899	6,143	31,582
Reinvested capital gains	–	–	25,222	317,932	–	–	12,089	8,479

Net increase (decrease) in contract owners’ equity resulting from operations	(255)	459	250,426	276,608	52,815	65,252	38,057	56,034

Equity transactions:
Purchase payments received from contract owners (note 3)	242	986	66,139	207,541	15,888	12,178	14,644	7,267
Transfers between funds	(1,015)	924	(210,284)	(605,383)	22,801	(41,709)	(11,363)	566,819
Redemptions (note 3)	(37)	(5,462)	(1,598,042)	(1,796,962)	(127,238)	(53,460)	(105,011)	(61,360)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3)	(3)	(3,062)	(3,295)	(146)	(176)	(12)	(11)
Contingent deferred sales charges (note 2)	–	–	(20,434)	(33,693)	(2,082)	(735)	(3,206)	–
Adjustments to maintain reserves	3	5	25	561	(4)	37	7	4

Net equity transactions	(810)	(3,550)	(1,765,658)	(2,231,231)	(90,781)	(83,865)	(104,941)	512,719

Net change in contract owners’ equity	(1,065)	(3,091)	(1,515,232)	(1,954,623)	(37,966)	(18,613)	(66,884)	568,753
Contract owners’ equity beginning of period	6,891	9,982	14,632,732	16,587,355	1,065,308	1,083,921	707,230	138,477

Contract owners’ equity end of period	$5,826	6,891	13,117,500	14,632,732	1,027,342	1,065,308	640,346	707,230

CHANGES IN UNITS:
Beginning units	615	916	1,121,366	1,294,042	202,457	219,678	58,835	12,952

Units purchased	395	171	23,602	35,231	14,987	3,599	1,206	51,842
Units redeemed	(480)	(472)	(158,632)	(207,907)	(31,524)	(20,820)	(9,986)	(5,959)

Ending units	530	615	986,336	1,121,366	185,920	202,457	50,055	58,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$21,039	11,788	27,660	17,928	14,608	6,064	31,760	18,268
Realized gain (loss) on investments	8,404	11,722	79,764	71,460	55,964	23,846	29,952	3,745
Change in unrealized gain (loss) on investments	(33,825)	7,070	(37,513)	122,160	1,087	114,684	(25,295)	83,630
Reinvested capital gains	33,625	11,815	52,005	14,293	43,384	23,423	48,089	13,940

Net increase (decrease) in contract owners’ equity resulting from operations	29,243	42,395	121,916	225,841	115,043	168,017	84,506	119,583

Equity transactions:
Purchase payments received from contract owners (note 3)	80,438	490,944	151,931	774,456	263,937	166,867	272,038	326,194
Transfers between funds	135,293	79,027	449,414	(16,391)	281,199	342,353	244,839	406,076
Redemptions (note 3)	(77,553)	(107,058)	(297,660)	(165,031)	(187,341)	(53,611)	(287,507)	(72,246)
Annuity benefits	–	–	(8,344)	(7,984)	–	–	–	–
Annual contract maintenance charges (note 2)	(236)	(235)	(824)	(802)	(333)	(346)	(270)	(292)
Contingent deferred sales charges (note 2)	(2,480)	(2,721)	(5,400)	(1,067)	(1,738)	(541)	(7,183)	(40)
Adjustments to maintain reserves	(5)	28	(53)	428	15	61	11	83

Net equity transactions	135,457	459,985	289,064	583,609	355,739	454,783	221,928	659,775

Net change in contract owners’ equity	164,700	502,380	410,980	809,450	470,782	622,800	306,434	779,358
Contract owners’ equity beginning of period	1,411,181	908,801	2,974,124	2,164,674	1,801,211	1,178,411	2,429,733	1,650,375

Contract owners’ equity end of period	$1,575,881	1,411,181	3,385,104	2,974,124	2,271,993	1,801,211	2,736,167	2,429,733

CHANGES IN UNITS:
Beginning units	129,584	86,112	255,069	202,719	152,212	110,062	215,545	154,692

Units purchased	19,820	55,875	56,356	86,645	47,921	54,634	49,824	67,572
Units redeemed	(7,345)	(12,403)	(30,925)	(34,295)	(18,280)	(12,484)	(29,772)	(6,719)

Ending units	142,059	129,584	280,500	255,069	181,853	152,212	235,597	215,545

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntGro		GVITIntGro3		GVITMdCpGr		GVITMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(34)	(45)	(435)	(120)	(23,728)	(22,599)	111,210	(62,788)
Realized gain (loss) on investments	154	(18)	12,893	109	(109,696)	(101,629)	–	–
Change in unrealized gain (loss) on investments	2,236	1,086	35,487	5,174	264,985	334,836	–	–
Reinvested capital gains	23	–	544	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,379	1,023	48,489	5,163	131,561	210,608	111,210	(62,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	10,684	8,009	11,074	26,144	556,263	343,160
Transfers between funds	–	–	186,403	3,634	(29,014)	4,545	479,833	(145,566)
Redemptions (note 3)	(947)	(341)	(52,773)	(585)	(127,590)	(73,278)	(1,800,434)	(1,853,272)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3)	(3)	(8)	(10)	(360)	(372)	(2,089)	(2,266)
Contingent deferred sales charges (note 2)	–	–	(935)	(7)	(2,549)	(1,501)	(32,914)	(35,672)
Adjustments to maintain reserves	(8)	(2)	(5)	(1)	(21)	29	(9)	375

Net equity transactions	(958)	(346)	143,366	11,040	(148,460)	(44,433)	(799,350)	(1,693,241)

Net change in contract owners’ equity	1,421	677	191,855	16,203	(16,899)	166,175	(688,140)	(1,756,029)
Contract owners’ equity beginning of period	9,067	8,390	51,957	35,754	1,738,055	1,571,880	9,433,841	11,189,870

Contract owners’ equity end of period	$10,488	9,067	243,812	51,957	1,721,156	1,738,055	8,745,701	9,433,841

CHANGES IN UNITS:
Beginning units	1,241	1,293	4,449	3,452	218,357	224,581	889,486	1,048,726

Units purchased	–	–	16,286	1,055	1,563	7,368	141,869	108,260
Units redeemed	(123)	(52)	(4,470)	(58)	(20,092)	(13,592)	(216,808)	(267,500)

Ending units	1,118	1,241	16,265	4,449	199,828	218,357	814,547	889,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNWFund		GVITNStrVal		GVITSmCapGr		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(41,657)	(11,926)	–	(145)	(20,799)	(21,175)	(43,692)	(44,891)
Realized gain (loss) on investments	(111,327)	(825,980)	–	2,379	(90,634)	(95,779)	54,341	132,052
Change in unrealized gain (loss) on investments	623,040	1,502,435	–	(381)	199,278	283,604	(338,704)	151,906
Reinvested capital gains	–	–	–	–	–	–	379,259	238,589

Net increase (decrease) in contract owners’ equity resulting from operations	470,056	664,529	–	1,853	87,845	166,650	51,204	477,656

Equity transactions:
Purchase payments received from contract owners (note 3)	62,951	54,790	–	–	13,587	30,684	28,529	151,363
Transfers between funds	(118,910)	(146,847)	–	(29,706)	(62,500)	(49,483)	(86,580)	(52,994)
Redemptions (note 3)	(874,976)	(776,404)	–	–	(90,015)	(156,114)	(165,422)	(283,948)
Annuity benefits	(5,628)	–	–	–	–	–	(4,307)	(4,025)
Annual contract maintenance charges (note 2)	(2,012)	(2,129)	–	(8)	(160)	(139)	(651)	(720)
Contingent deferred sales charges (note 2)	(13,268)	(14,729)	–	–	(2,347)	(4,228)	(2,958)	(7,821)
Adjustments to maintain reserves	(1,528)	363	–	(1)	9	77	(72)	999

Net equity transactions	(953,371)	(884,956)	–	(29,715)	(141,426)	(179,203)	(231,461)	(197,146)

Net change in contract owners’ equity	(483,315)	(220,427)	–	(27,862)	(53,581)	(12,553)	(180,257)	280,510
Contract owners’ equity beginning of period	8,672,922	8,893,349	–	27,862	1,592,731	1,605,284	3,439,511	3,159,001

Contract owners’ equity end of period	$8,189,607	8,672,922	–	–	1,539,150	1,592,731	3,259,254	3,439,511

CHANGES IN UNITS:
Beginning units	862,514	957,084	–	2,530	136,511	153,861	172,826	184,554

Units purchased	6,989	7,944	–	391	5,912	4,786	9,289	16,790
Units redeemed	(102,805)	(102,514)	–	(2,921)	(18,651)	(22,136)	(20,801)	(28,518)

Ending units	766,698	862,514	–	–	123,772	136,511	161,314	172,826

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp		GVITTGroFoc3		GVITVal		GVITWLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(62,674)	(59,099)	–	(63)	2,539	(558)	(3,646)	(9,710)
Realized gain (loss) on investments	22,205	(16,698)	–	4,827	(15,358)	(51,246)	(7,459)	(25,300)
Change in unrealized gain (loss) on investments	(52,833)	254,903	–	(4,109)	18,607	182,075	140,363	127,114
Reinvested capital gains	552,569	510,708	–	–	29,530	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	459,267	689,814	–	655	35,318	130,271	129,258	92,104

Equity transactions:
Purchase payments received from contract owners (note 3)	42,266	64,864	–	–	46,602	85,173	–	–
Transfers between funds	(48,049)	(103,319)	–	(7,865)	176,966	107,314	(1,075)	(13,386)
Redemptions (note 3)	(345,022)	(300,926)	–	(11,921)	(104,276)	(82,885)	(41,343)	(34,835)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(558)	(606)	–	–	(128)	(112)	(28)	(42)
Contingent deferred sales charges (note 2)	(5,214)	(6,755)	–	–	(2,170)	(2,080)	(106)	(286)
Adjustments to maintain reserves	29	215	–	1	4	30	44	15

Net equity transactions	(356,548)	(346,527)	–	(19,785)	116,998	107,440	(42,508)	(48,534)

Net change in contract owners’ equity	102,719	343,287	–	(19,130)	152,316	237,711	86,750	43,570
Contract owners’ equity beginning of period	4,542,140	4,198,853	–	19,130	1,022,952	785,241	750,193	706,623

Contract owners’ equity end of period	$4,644,859	4,542,140	–	–	1,175,268	1,022,952	836,943	750,193

CHANGES IN UNITS:
Beginning units	262,129	284,376	–	1,723	106,122	94,377	84,546	90,822

Units purchased	9,034	10,409	–	–	24,558	27,901	–	–
Units redeemed	(29,124)	(32,656)	–	(1,723)	(12,068)	(16,156)	(4,389)	(6,276)

Ending units	242,039	262,129	–	–	118,612	106,122	80,157	84,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITWLead3		JanForty		JanGlTechS2		JanGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(956)	(1,630)	(34,664)	(33,025)	(519)	(1,085)	(11,943)	(12,783)
Realized gain (loss) on investments	20,930	1,780	(9,103)	(161,050)	2,307	1,267	(107,330)	(183,276)
Change in unrealized gain (loss) on investments	12,941	21,101	304,513	553,283	(323)	(391)	201,201	185,806
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,915	21,251	260,746	359,208	1,465	(209)	81,928	(10,253)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,815	71,658	16,191	35,902	3,044	13,386	–	869
Transfers between funds	87,430	16,294	(38,503)	(158,537)	(46,866)	3,423	(32,991)	(42,087)
Redemptions (note 3)	(8,197)	(2,926)	(145,740)	(265,005)	(284)	(8,784)	(28,398)	(62,360)
Annuity benefits	–	–	–	–	(606)	(599)	(184)	(182)
Annual contract maintenance charges (note 2)	(32)	(3)	(589)	(592)	(34)	(44)	(268)	(288)
Contingent deferred sales charges (note 2)	(3)	–	(2,442)	(10,021)	–	(63)	(1,230)	(2,381)
Adjustments to maintain reserves	1	(17)	54	120	(19)	68	–	39

Net equity transactions	90,014	85,006	(171,029)	(398,133)	(44,765)	7,387	(63,071)	(106,390)

Net change in contract owners’ equity	122,929	106,257	89,717	(38,925)	(43,300)	7,178	18,857	(116,643)
Contract owners’ equity beginning of period	176,391	70,134	2,467,758	2,506,683	83,921	76,743	898,884	1,015,527

Contract owners’ equity end of period	$299,320	176,391	2,557,475	2,467,758	40,621	83,921	917,741	898,884

CHANGES IN UNITS:
Beginning units	11,408	5,173	336,743	397,969	7,969	7,463	261,753	293,472

Units purchased	8,870	6,707	4,550	6,714	339	1,442	–	–
Units redeemed	(3,827)	(472)	(26,860)	(67,940)	(4,865)	(936)	(18,747)	(31,719)

Ending units	16,451	11,408	314,433	336,743	3,443	7,969	243,006	261,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanIntGroS2		JanIntGro		JPMSTMidCap		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(342)	(877)	(6,682)	(10,058)	(2,443)	(702)	(9,653)	(9,546)
Realized gain (loss) on investments	12,533	13,804	(10,531)	(55,418)	17,301	108	(7,292)	(5,521)
Change in unrealized gain (loss) on investments	56,612	9,877	578,904	352,058	(334)	13,738	64,456	117,688
Reinvested capital gains	–	–	–	–	1,955	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	68,803	22,804	561,691	286,582	16,479	13,144	47,511	102,621

Equity transactions:
Purchase payments received from contract owners (note 3)	12,491	15,095	–	–	23,361	–	7,469	52,905
Transfers between funds	132,552	(17,059)	(15,636)	(32,686)	91,532	105,834	(63,913)	4,342
Redemptions (note 3)	(4,680)	(15,464)	(107,871)	(94,638)	(42,992)	(3,006)	(67,906)	(26,908)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(59)	(86)	(365)	(368)	(40)	(15)	(90)	(93)
Contingent deferred sales charges (note 2)	(89)	(383)	(3,178)	(2,018)	(737)	–	(1,748)	(188)
Adjustments to maintain reserves	(10)	9	482	275	(3)	5	(11)	11

Net equity transactions	140,205	(17,888)	(126,568)	(129,435)	71,121	102,818	(126,199)	30,069

Net change in contract owners’ equity	209,008	4,916	435,123	157,147	87,600	115,962	(78,688)	132,690
Contract owners’ equity beginning of period	167,748	162,832	1,943,253	1,786,106	115,962	–	830,127	697,437

Contract owners’ equity end of period	$376,756	167,748	2,378,376	1,943,253	203,562	115,962	751,439	830,127

CHANGES IN UNITS:
Beginning units	13,966	15,868	282,933	304,328	10,192	–	68,607	65,822

Units purchased	12,443	3,922	–	–	16,295	10,482	615	7,189
Units redeemed	(2,313)	(5,824)	(16,762)	(21,395)	(9,873)	(290)	(11,115)	(4,404)

Ending units	24,096	13,966	266,171	282,933	16,614	10,192	58,107	68,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTMCGr		NBAMTPart		NBAMSocRes		OppAggGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(44,121)	(41,175)	(3,277)	(9,017)	(260)	–	(85,304)	(80,819)
Realized gain (loss) on investments	(190,886)	(159,165)	17,805	(1,404)	(55)	–	(915,678)	(786,555)
Change in unrealized gain (loss) on investments	596,735	615,705	121,496	116,744	1,618	–	1,616,344	1,835,074
Reinvested capital gains	–	–	213	–	66	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	361,728	415,365	136,237	106,323	1,369	–	615,362	967,700

Equity transactions:
Purchase payments received from contract owners (note 3)	29,729	44,222	7,817	13,340	–	–	40,634	95,116
Transfers between funds	(111,927)	26,960	251,610	54,801	25,007	–	(270,911)	(190,893)
Redemptions (note 3)	(181,875)	(185,601)	(95,182)	(60,726)	–	–	(359,415)	(238,763)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(670)	(656)	(68)	(47)	–	–	(1,354)	(1,402)
Contingent deferred sales charges (note 2)	(4,244)	(5,549)	(2,082)	(1,848)	–	–	(5,134)	(5,490)
Adjustments to maintain reserves	54	119	(14)	24	4	–	89	276

Net equity transactions	(268,933)	(120,505)	162,081	5,544	25,011	–	(596,091)	(341,156)

Net change in contract owners’ equity	92,795	294,860	298,318	111,867	26,380	–	19,271	626,544
Contract owners’ equity beginning of period	3,179,519	2,884,659	728,217	616,350	–	–	6,221,330	5,594,786

Contract owners’ equity end of period	$3,272,314	3,179,519	1,026,535	728,217	26,380	–	6,240,601	6,221,330

CHANGES IN UNITS:
Beginning units	313,299	325,971	60,073	59,646	–	–	693,819	736,879

Units purchased	6,232	13,589	20,907	7,037	2,517	–	5,341	15,751
Units redeemed	(32,031)	(26,261)	(8,228)	(6,610)	(297)	–	(70,797)	(58,811)

Ending units	287,500	313,299	72,752	60,073	2,220	–	628,363	693,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppCapAp		OppMSt		SalBrAllCap		SalBrHYBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(44,667)	(110,957)	(3,782)	(59,353)	(80,675)	(130,219)	124,361	128,494
Realized gain (loss) on investments	(615,350)	(392,918)	(177,752)	(286,410)	115,506	24,779	53,504	29,835
Change in unrealized gain (loss) on investments	985,307	1,030,499	617,187	1,147,301	273,209	1,053,190	(158,004)	97,413
Reinvested capital gains	–	–	–	–	9,666	–	45,247	–

Net increase (decrease) in contract owners’ equity resulting from operations	325,290	526,624	435,653	801,538	317,706	947,750	65,108	255,742

Equity transactions:
Purchase payments received from contract owners (note 3)	126,103	151,303	30,756	386,081	60,724	520,948	10,370	73,338
Transfers between funds	(338,626)	(49,179)	(225,968)	(330,154)	(533,826)	(88,570)	173,331	(62,346)
Redemptions (note 3)	(891,294)	(678,818)	(911,763)	(1,147,806)	(1,122,723)	(1,085,354)	(250,239)	(286,459)
Annuity benefits	(9,643)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,783)	(3,083)	(1,944)	(2,170)	(2,364)	(2,738)	(507)	(469)
Contingent deferred sales charges (note 2)	(15,581)	(13,903)	(17,637)	(28,308)	(18,972)	(23,345)	(3,511)	(5,972)
Adjustments to maintain reserves	(2,269)	487	53	479	111	777	(21)	105

Net equity transactions	(1,134,093)	(593,193)	(1,126,503)	(1,121,878)	(1,617,050)	(678,282)	(70,577)	(281,803)

Net change in contract owners’ equity	(808,803)	(66,569)	(690,850)	(320,340)	(1,299,344)	269,468	(5,469)	(26,061)
Contract owners’ equity beginning of period	10,323,075	10,389,644	10,795,189	11,115,529	15,028,930	14,759,462	2,761,610	2,787,671

Contract owners’ equity end of period	$9,514,272	10,323,075	10,104,339	10,795,189	13,729,586	15,028,930	2,756,141	2,761,610

CHANGES IN UNITS:
Beginning units	965,446	1,024,415	1,127,280	1,252,731	1,069,341	1,121,498	184,257	203,726

Units purchased	21,151	31,753	10,813	47,364	13,323	51,227	23,401	12,876
Units redeemed	(132,023)	(90,722)	(128,271)	(172,815)	(130,404)	(103,384)	(28,012)	(32,345)

Ending units	854,574	965,446	1,009,822	1,127,280	952,260	1,069,341	179,646	184,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	SalBrInv		SalBrTotRet		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(17,288)	1,848	20,242	16,907	(1,887)	(1,299)	(9,069)	(11,051)
Realized gain (loss) on investments	12,511	(43,115)	25,244	8,472	18,483	479	54,901	(13,258)
Change in unrealized gain (loss) on investments	294,025	572,996	(1,099)	173,405	65,879	62,701	358,194	289,680
Reinvested capital gains	–	–	25,188	72,469	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	289,248	531,729	69,575	271,253	82,475	61,881	404,026	265,371

Equity transactions:
Purchase payments received from contract owners (note 3)	30,469	79,126	39,718	65,628	624	49	–	5,879
Transfers between funds	(214,214)	(136,752)	65,456	83,183	47,129	205,775	(89,258)	(30,904)
Redemptions (note 3)	(633,206)	(302,757)	(408,482)	(246,973)	(5,020)	(2,984)	(59,618)	(117,178)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(935)	(1,015)	(1,165)	(1,301)	(26)	(3)	(172)	(173)
Contingent deferred sales charges (note 2)	(11,231)	(3,628)	(7,289)	(2,166)	(134)	–	(859)	(3,200)
Adjustments to maintain reserves	35	277	(8)	168	(3)	3	11	77

Net equity transactions	(829,082)	(364,749)	(311,770)	(101,461)	42,570	202,840	(149,896)	(145,499)

Net change in contract owners’ equity	(539,834)	166,980	(242,195)	169,792	125,045	264,721	254,130	119,872
Contract owners’ equity beginning of period	6,539,406	6,372,426	4,036,965	3,867,173	264,721	–	1,425,515	1,305,643

Contract owners’ equity end of period	$5,999,572	6,539,406	3,794,770	4,036,965	389,766	264,721	1,679,645	1,425,515

CHANGES IN UNITS:
Beginning units	537,136	569,592	347,174	356,571	20,993	–	91,052	103,518

Units purchased	5,788	11,669	11,295	21,992	7,211	21,386	–	11,796
Units redeemed	(74,392)	(44,125)	(38,124)	(31,389)	(4,432)	(393)	(8,624)	(24,262)

Ending units	468,532	537,136	320,345	347,174	23,772	20,993	82,428	91,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAsR1		VEWrldHAs		VKEmMkt		VKUSRealEst
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(994)	(3)	(2,544)	(1,824)	11,184	10,585	(3,247)	2,708
Realized gain (loss) on investments	358	1	20,410	4,503	18,727	4,154	171,123	42,948
Change in unrealized gain (loss) on investments	30,220	105	79,333	33,653	(15,936)	(5,829)	101,776	438,976
Reinvested capital gains	–	–	–	–	2,887	6,167	62,352	29,846

Net increase (decrease) in contract owners’ equity resulting from operations	29,584	103	97,199	36,332	16,862	15,077	332,004	514,478

Equity transactions:
Purchase payments received from contract owners (note 3)	2,988	–	–	–	–	8,385	36,393	26,876
Transfers between funds	158,124	662	(26,974)	11,287	(19,228)	15,966	59,097	221,321
Redemptions (note 3)	(497)	–	(6,034)	(9,533)	(68,179)	(12,694)	(174,572)	(93,221)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6)	–	–	–	(73)	(99)	(453)	(412)
Contingent deferred sales charges (note 2)	–	–	(12)	(18)	(1,461)	(384)	(3,323)	(2,000)
Adjustments to maintain reserves	–	(4)	2	6	(28)	36	40	96

Net equity transactions	160,609	658	(33,018)	1,742	(88,969)	11,210	(82,818)	152,660

Net change in contract owners’ equity	190,193	761	64,181	38,074	(72,107)	26,287	249,186	667,138
Contract owners’ equity beginning of period	761	–	198,849	160,775	197,526	171,239	2,062,797	1,395,659

Contract owners’ equity end of period	$190,954	761	263,030	198,849	125,419	197,526	2,311,983	2,062,797

CHANGES IN UNITS:
Beginning units	61	–	11,866	11,728	9,931	9,343	86,165	78,403

Units purchased	11,609	61	–	1,355	–	1,660	13,037	16,525
Units redeemed	(1,425)	–	(1,371)	(1,217)	(4,234)	(1,072)	(15,529)	(8,763)

Ending units	10,245	61	10,495	11,866	5,697	9,931	83,673	86,165

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – International Fund – Class III (ASVPInt3)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)*

    Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)*

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial ClassFidVIPEI)*

    Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)*

    Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

    Gartmore GVIT Nationwide® Strategic Value Fund – Class I*

    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT Turner Growth Focus Fund – Class I*

    Gartmore GVIT Turner Growth Focus Fund – Class III*

    Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal)

        (formerly Gartmore GVIT – Comstock Value Fund – Class I)

    Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Forty Portfolio – Service Shares (JanForty)

        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

    MFS® VIT – Emerging Growth Series – Initial Class (MFSEmGrSe)*

    MFS® VIT – Total Return Series – Initial Class (MFSTotReSe)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)

    Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr)

    Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes)

Portfolios of the Oppenheimer Variable Annuity (VA);

    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)*

    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)

Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF Inc.);

    Salomon Brothers VSF Inc. All Cap Fund – Class I (SalBrAllCap)

    Salomon Brothers VSF Inc. High Yield Bond Fund – Class I (SalBrHYBd)

    Salomon Brothers VSF Inc. Investors Fund – Class I (SalBrInv)

    Salomon Brothers VSF Inc. Total Return Fund – Class I (SalBrTotRet)

Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)*

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

*At December 31, 2005, contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the next page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges – Recurring	1.40%	1.40%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.40%	1.80%

*	When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	ACVPIncGr	ACVPInt	ASVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DrySmCapIxS
1.40%	$2,961,362	37,825	66,138	8,168	552	83,970	1,410	6,887
1.80%	6,296	–	–	–	–	126	–	–

Totals	$2,967,658	37,825	66,138	8,168	552	84,096	1,410	6,887

	DrySRGro	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
1.40%	$41,274	48,400	65,782	162,083	253,395	25,709	36,295	5,891
1.80%	–	361	564	1,161	325	78	–	–

Totals	$41,274	48,761	66,346	163,244	253,720	25,787	36,295	5,891

	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	GVITMidCap	GVITEmMrkts3	GVITFHiInc	GVITGlTech	GVITGlTech3
1.40%	$228,563	26,159	2,969	111,439	3,195	12,951	25	92
1.80%	243	–	–	123	–	–	–	–

Totals	$228,806	26,159	2,969	111,562	3,195	12,951	25	92

	GVITGvtBd	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro
1.40%	$195,126	14,691	8,800	21,023	43,458	27,680	37,478	128
1.80%	787	–	–	–	–	–	–	–

Totals	$195,913	14,691	8,800	21,023	43,458	27,680	37,478	128

	GVITIntGro3	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITVal
1.40%	$2,225	23,728	127,971	115,928	20,799	45,883	62,674	15,528
1.80%	–	–	–	404	–	–	–	–

Totals	$2,225	23,728	127,971	116,332	20,799	45,883	62,674	15,528

	GVITWLead	GVITWLead3	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap
1.40%	$10,851	2,725	34,659	519	11,943	3,204	28,653	2,707
1.80%	–	–	223	–	–	–	–	–

Totals	$10,851	2,725	34,882	519	11,943	3,204	28,653	2,707

	NBAMTGuard	NBAMTMCGr	NBAMTPart	NBAMSocRes	OppAggGro	OppCapAp	OppMSt	SalBrAllCap
1.40%	$10,747	44,121	12,441	260	85,169	136,405	143,813	197,658
1.80%	–	–	–	–	135	436	583	354

Totals	$10,747	44,121	12,441	260	85,304	136,841	144,396	198,012

	SalBrHYBd	SalBrInv	SalBrTotRet	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKEmMkt
1.40%	$38,028	87,280	54,602	4,147	20,955	997	3,311	2,399
1.80%	–	286	107	–	–	–	–	–

Totals	$38,028	87,566	54,709	4,147	20,955	997	3,311	2,399

	VKUSRealEst
1.40%	$31,476
1.80%	–

Totals	$31,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $1,212,426 and $4,536,445, respectively, and total transfers from the Account to the fixed account were $1,090,873 and $1,544,361, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $83,205 and $199,459 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class I
2005	1.40%	255,347	$10.53	$2,687,651	1.94%	3.17%
2004	1.40%	275,863	10.20	2,814,366	1.36%	11.41%
2003	1.40%	270,203	9.16	2,474,279	1.17%	27.54%
2002	1.40%	250,186	7.18	1,796,233	1.10%	-20.50%
2001	1.40%	260,646	9.03	2,353,906	0.84%	-9.64%

American Century VP – International Fund – Class I
2005	1.40%	482,505	10.22	4,933,391	1.13%	11.67%
2004	1.40%	532,877	9.16	4,878,891	0.54%	13.32%
2003	1.40%	596,775	8.08	4,821,869	0.71%	22.77%
2002	1.40%	688,081	6.58	4,528,535	0.85%	-21.49%
2001	1.40%	872,497	8.38	7,313,854	0.09%	-30.17%

American Century VP – International Fund – Class III
2005	1.40%	58,170	12.49	726,484	0.98%	11.52%
2004	1.40%	43,591	11.20	488,162	0.52%	13.47%
2003	1.40%	40,870	9.87	403,359	0.73%	22.77%
2002	1.40%	23,266	8.04	187,035	0.00%	-19.61%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	1.40%	5,418	10.78	58,409	0.00%	0.74%
2004	1.40%	4,073	10.70	43,587	0.00%	9.13%
2003	1.40%	1,597	9.81	15,661	0.00%	23.15%
2002	1.40%	76	7.96	605	0.33%	-20.37%	(a) (b)

American Century VP – Value Fund – Class I
2005	1.40% to 1.80%	370,634	16.32 to 13.48	6,048,877	0.85%	3.57% to 3.15%
2004	1.40% to 1.80%	385,376	15.76 to 13.07	6,072,845	0.97%	12.73% to 12.28%
2003	1.40% to 1.80%	399,980	13.98 to 11.64	5,591,093	1.03%	27.15% to 26.64%
2002	1.40% to 1.80%	393,412	9.19 to 11.00	4,324,838	0.86%	-14.19% to -13.84%
2001	1.40% to 1.80%	309,733	10.71 to 12.76	3,952,319	0.79%	7.15% to 11.23%	(a)

Credit Suisse Trust – Large Cap Value Portfolio
2005	1.40%	9,041	11.70	105,810	0.82%	6.63%
2004	1.40%	8,076	10.98	88,636	0.32%	9.78%
2003	1.40%	18,430	10.00	184,246	0.71%	23.41%
2002	1.40%	19,997	8.10	161,986	0.98%	-24.17%
2001	1.40%	20,806	10.68	222,269	0.00%	-0.48%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.40%	39,040	13.13	512,416	0.00%	5.74%
2004	1.40%	41,772	12.41	518,530	0.48%	20.18%
2003	1.40%	21,303	10.33	220,039	0.31%	35.85%
2002	1.40%	492	7.60	3,741	0.32%	-23.97%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	1.40%	373,735	7.48	2,796,316	0.00%	2.17%
2004	1.40%	431,849	7.32	3,162,534	0.36%	4.72%
2003	1.40%	515,644	6.99	3,605,857	0.10%	24.24%
2002	1.40%	614,136	5.63	3,456,674	0.20%	-29.94%
2001	1.40%	762,556	8.03	6,126,444	0.06%	-23.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	$1.40% to 1.80%	328,839	$10.07 to 9.45	3,311,455	0.02%	2.92% to 2.50%
2004	1.40% to 1.80%	367,587	9.79 to 9.22	3,594,725	1.64%	3.58% to 3.16%
2003	1.40% to 1.80%	386,221	9.45 to 8.93	3,646,902	1.37%	19.47% to 18.99%
2002	1.40% to 1.80%	393,543	7.51 to 7.91	3,110,617	1.02%	-18.22% to -17.88%
2001	1.40% to 1.80%	456,408	9.18 to 9.63	4,393,471	0.89%	-10.59% to -8.20%	(b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.40% to 1.80%	335,119	13.12 to 11.59	4,394,770	3.80%	-0.12% to -0.52%
2004	1.40% to 1.80%	376,047	13.13 to 11.65	4,932,997	4.15%	2.17% to 1.75%
2003	1.40% to 1.80%	400,580	12.85 to 11.45	5,143,710	3.38%	3.18% to 2.76%
2002	1.40% to 1.80%	406,235	11.14 to 12.46	5,055,726	3.21%	7.34% to 7.78%
2001	1.40% to 1.80%	315,665	10.38 to 11.56	3,644,583	1.94%	3.77% to 6.49%	(a)

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	1.40% to 1.80%	915,228	12.46 to 11.07	11,394,304	1.56%	4.28% to 3.86%
2004	1.40% to 1.80%	1,016,343	11.94 to 10.66	12,127,693	1.43%	9.82% to 9.38%
2003	1.40% to 1.80%	1,053,914	10.88 to 9.75	11,451,998	1.61%	28.40% to 27.88%
2002	1.40% to 1.80%	1,081,163	7.62 to 8.47	9,151,283	1.71%	-18.49% to -18.16%
2001	1.40% to 1.80%	1,144,546	9.35 to 10.35	11,839,582	1.45%	-6.49% to -6.43%	(a)

Fidelity® VIP – Growth Portfolio – Service Class
2005	1.40% to 1.80%	2,139,621	8.34 to 8.15	17,833,310	0.39%	4.20% to 3.78%
2004	1.40% to 1.80%	2,419,977	8.00 to 7.85	19,357,545	0.17%	1.82% to 1.40%
2003	1.40% to 1.80%	2,629,076	7.86 to 7.74	20,654,769	0.19%	30.92% to 30.39%
2002	1.40% to 1.80%	2,877,438	5.94 to 6.00	17,266,579	0.15%	-31.46% to -31.18%
2001	1.40% to 1.80%	3,419,931	8.66 to 8.72	29,818,892	0.00%	-18.89% to -13.37%	(b)

Fidelity® VIP – High Income Portfolio – Service Class
2005	1.40% to 1.80%	179,785	9.59 to 12.35	1,725,621	14.68%	1.09% to 0.68%
2004	1.40% to 1.80%	199,142	9.49 to 12.26	1,890,686	7.90%	7.94% to 7.50%
2003	1.40% to 1.80%	203,628	8.79 to 11.41	1,791,138	6.50%	25.19% to 24.69%
2002	1.40%	196,211	7.02	1,377,853	11.04%	2.17%
2001	1.40%	220,196	6.87	1,513,477	11.63%	-13.14%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	1.40%	252,391	11.16	2,817,164	0.55%	17.31%
2004	1.40%	279,800	9.51	2,662,237	1.06%	11.90%
2003	1.40%	299,969	8.50	2,550,632	0.71%	41.20%
2002	1.40%	336,058	6.02	2,023,692	0.80%	-21.46%
2001	1.40%	426,463	7.67	3,269,788	5.39%	-22.38%

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	1.40%	33,012	14.32	472,653	0.56%	17.26%
2004	1.40%	36,879	12.21	450,279	0.87%	11.91%
2003	1.40%	21,273	10.91	232,098	0.67%	41.25%
2002	1.40%	9,740	7.72	75,234	0.00%	-22.76%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	1.40% to 1.80%	1,246,523	13.85 to 13.75	17,267,224	0.20%	15.22% to 14.75%
2004	1.40% to 1.80%	1,319,733	12.02 to 11.98	15,866,961	0.25%	13.73% to 13.26%
2003	1.40% to 1.80%	1,443,383	10.57 to 10.58	15,259,299	0.35%	26.56% to 26.04%
2002	1.40%	1,521,102	8.35	12,706,437	0.79%	-10.69%
2001	1.40%	1,811,908	9.35	16,948,037	0.69%	-13.60%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	1.40%	229,711	8.16	1,873,913	0.81%	7.34%
2004	1.40%	261,625	7.60	1,988,275	0.47%	5.56%
2003	1.40%	278,722	7.20	2,006,624	0.67%	27.85%
2002	1.40%	346,681	5.63	1,952,229	0.96%	-23.01%
2001	1.40%	399,964	7.31	2,925,447	0.25%	-15.64%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	1.40%	19,372	13.15	254,819	0.00%	1.12%
2004	1.40%	22,599	13.01	293,966	0.00%	12.39%
2003	1.40%	22,305	11.57	258,152	0.00%	55.58%
2002	1.40%	1,415	7.44	10,526	0.00%	-25.61%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	1.40% to 1.80%	451,122	$18.08 to 13.45	$8,152,420	1.00%	10.53% to 10.09%
2004	1.40% to 1.80%	496,569	16.35 to 12.22	8,118,655	0.53%	14.11% to 13.65%
2003	1.40% to 1.80%	525,831	14.33 to 10.75	7,533,955	0.45%	32.77% to 32.23%
2002	1.40% to 1.80%	578,271	8.13 to 10.79	6,240,538	0.37%	-16.83% to -16.49%
2001	1.40% to 1.80%	612,540	9.78 to 12.93	7,916,538	0.52%	-2.70% to -2.23%	(b)

Gartmore GVIT Emerging Markets Fund – Class I
2003	1.40%	1,025	11.05	11,331	0.48%	62.95%
2002	1.40%	1,555	6.78	10,549	0.23%	-16.42%
2001	1.40%	1,027	8.12	8,336	1.27%	-6.52%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class III
2005	1.40%	17,807	19.03	338,892	0.58%	30.80%
2004	1.40%	9,404	14.55	136,824	1.31%	19.07%
2003	1.40%	3,923	12.22	47,938	0.18%	62.91%
2002	1.40%	501	7.50	3,758	5.05%	-24.99%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	1.40%	64,334	12.81	824,322	7.61%	0.95%
2004	1.40%	79,215	12.69	1,005,433	7.47%	8.56%
2003	1.40%	74,616	11.69	872,421	7.57%	20.56%
2002	1.40%	70,370	9.70	682,457	8.68%	1.78%
2001	1.40%	59,096	9.53	563,096	11.31%	2.75%

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	1.40%	703	2.95	2,074	0.00%	-1.91%
2004	1.40%	704	3.01	2,117	0.00%	2.85%
2003	1.40%	706	2.92	2,064	0.00%	53.06%
2002	1.40%	2,064	1.91	3,943	0.44%	-43.58%
2001	1.40%	3,729	3.39	12,628	0.00%	-43.53%

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	1.40%	530	10.99	5,826	0.00%	-1.90%
2004	1.40%	615	11.20	6,891	0.00%	2.82%
2003	1.40%	916	10.90	9,982	0.00%	53.02%
2002	1.40%	12	7.12	85	0.00%	-28.78%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	1.40% to 1.80%	986,336	13.30 to 11.67	13,117,500	3.67%	1.82% to 1.41%
2004	1.40% to 1.80%	1,121,366	13.06 to 11.50	14,632,732	5.50%	1.82% to 1.40%
2003	1.40% to 1.80%	1,294,042	12.83 to 11.34	16,587,355	3.13%	0.57% to 0.16%
2002	1.40% to 1.80%	1,413,032	11.33 to 12.76	18,011,113	4.56%	8.99% to 9.43%
2001	1.40% to 1.80%	1,125,512	10.39 to 11.66	13,108,751	5.47%	3.92% to 5.75%	(a)

Gartmore GVIT Growth Fund – Class I
2005	1.40%	185,920	5.53	1,027,342	0.08%	5.01%
2004	1.40%	202,457	5.26	1,065,308	0.31%	6.64%
2003	1.40%	219,678	4.93	1,083,921	0.02%	30.88%
2002	1.40%	239,854	3.77	904,218	0.00%	-29.72%
2001	1.40%	295,386	5.36	1,584,488	0.00%	-29.15%

Gartmore GVIT ID Aggressive Fund – Class II
2005	1.40%	50,055	12.79	640,346	1.70%	6.42%
2004	1.40%	58,835	12.02	707,230	1.71%	12.43%
2003	1.40%	12,952	10.69	138,477	1.39%	30.02%
2002	1.40%	4,329	8.22	35,597	0.48%	-17.77%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	1.40%	142,059	11.09	1,575,881	2.82%	1.86%
2004	1.40%	129,584	10.89	1,411,181	2.38%	3.19%
2003	1.40%	86,112	10.55	908,801	2.59%	6.40%
2002	1.40%	31,825	9.92	315,681	2.40%	-0.81%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	1.40%	280,500	11.98	3,360,237	2.24%	3.87%
2004	1.40%	255,069	11.53	2,941,643	2.13%	8.00%
2003	1.40%	202,719	10.68	2,164,674	1.75%	18.37%
2002	1.40%	60,280	9.02	543,780	2.10%	-9.79%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	1.40%	181,853	$12.49	$2,271,993	2.08%	5.58%
2004	1.40%	152,212	11.83	1,801,211	1.90%	10.52%
2003	1.40%	110,062	10.71	1,178,411	1.26%	24.87%
2002	1.40%	58,948	8.57	505,432	1.49%	-14.26%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	1.40%	235,597	11.61	2,736,167	2.68%	3.03%
2004	1.40%	215,545	11.27	2,429,733	2.27%	5.66%
2003	1.40%	154,692	10.67	1,650,375	2.28%	12.11%
2002	1.40%	78,183	9.52	744,034	2.57%	-4.83%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	1.40%	1,118	9.38	10,488	0.96%	28.39%
2004	1.40%	1,241	7.31	9,067	0.81%	12.60%
2003	1.40%	1,293	6.49	8,390	0.00%	33.73%
2002	1.40%	1,311	4.85	6,362	0.00%	-25.17%
2001	1.40%	1,444	6.48	9,364	11.00%	-29.66%

Gartmore GVIT International Growth Fund – Class III
2005	1.40%	16,265	14.99	243,812	1.21%	28.36%
2004	1.40%	4,449	11.68	51,957	0.93%	12.75%
2003	1.40%	3,452	10.36	35,754	0.00%	33.44%
2002	1.40%	1,011	7.76	7,847	0.00%	-22.38%	(a) (b)

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	1.40%	199,828	8.61	1,721,156	0.00%	8.21%
2004	1.40%	218,357	7.96	1,738,055	0.00%	13.72%
2003	1.40%	224,581	7.00	1,571,880	0.00%	38.18%
2002	1.40%	246,785	5.07	1,250,067	0.00%	-37.90%
2001	1.40%	286,498	8.16	2,336,883	0.00%	-31.29%

Gartmore GVIT Money Market Fund – Class I
2005	1.40%	814,547	10.74	8,745,701	2.63%	1.23%
2004	1.40%	889,486	10.61	9,433,841	0.78%	-0.60%
2003	1.40%	1,048,726	10.67	11,189,870	0.61%	-0.78%
2002	1.40%	1,413,484	10.75	15,200,867	1.24%	-0.21%
2001	1.40%	1,351,456	10.78	14,563,734	3.44%	2.15%

Gartmore GVIT Nationwide® Fund – Class I
2005	1.40% to 1.80%	766,698	10.65 to 10.70	8,167,469	0.89%	5.94% to 5.51%
2004	1.40% to 1.80%	862,514	10.06 to 10.14	8,672,922	1.24%	8.21% to 7.78%
2003	1.40% to 1.80%	957,084	9.29 to 9.41	8,893,349	0.54%	25.73% to 25.22%
2002	1.40% to 1.80%	1,096,544	7.39 to 7.51	8,104,140	0.87%	-18.84% to -18.51%
2001	1.40% to 1.80%	1,211,392	9.07 to 9.26	10,986,582	0.80%	-13.06% to -7.40%	(b)

Gartmore GVIT Nationwide® Strategic Value Fund – Class I
2003	1.40%	2,530	11.01	27,862	0.03%	36.87%
2002	1.40%	2,477	8.05	19,931	0.01%	-26.41%
2001	1.40%	18,946	10.93	207,144	0.69%	-4.62%

Gartmore GVIT Small Cap Growth Fund – Class I
2005	1.40%	123,772	12.44	1,539,150	0.00%	6.58%
2004	1.40%	136,511	11.67	1,592,731	0.00%	11.83%
2003	1.40%	153,861	10.43	1,605,284	0.00%	32.39%
2002	1.40%	159,664	7.88	1,258,290	0.00%	-34.22%
2001	1.40%	164,348	11.98	1,969,107	0.00%	-12.10%

Gartmore GVIT Small Cap Value Fund – Class I
2005	1.40%	161,314	20.12	3,245,703	0.07%	1.63%
2004	1.40%	172,826	19.80	3,421,420	0.00%	15.66%
2003	1.40%	184,554	17.12	3,159,001	0.00%	54.66%
2002	1.40% to 1.80%	198,522	6.92 to 11.07	2,190,047	0.01%	-28.48% to -28.18%
2001	1.40% to 1.80%	194,983	9.68 to 15.41	3,000,453	0.04%	-3.20% to 26.47%	(a)

Gartmore GVIT Small Company Fund – Class I
2005	1.40%	242,039	19.19	4,644,859	0.00%	10.75%
2004	1.40%	262,129	17.33	4,542,140	0.00%	17.36%
2003	1.40%	284,376	14.77	4,198,853	0.00%	39.04%
2002	1.40%	297,261	10.62	3,156,684	0.00%	-45.99%
2001	1.40%	325,477	13.03	4,240,229	0.11%	-8.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Turner Growth Focus Fund – Class I
2001	1.40%	755	$3.80	$2,869	0.00%	-39.89%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	1.40%	1,723	11.10	19,130	0.00%	48.37%
2002	1.40%	418	7.48	3,128	0.00%	-25.17%	(a) (b)

Gartmore GVIT Van Kampen Value Fund – Class I
2005	1.40%	118,612	9.91	1,175,268	1.64%	2.79%
2004	1.40%	106,122	9.64	1,022,952	1.27%	15.85%
2003	1.40%	94,377	8.32	785,241	1.24%	29.59%
2002	1.40%	100,006	6.42	642,059	1.36%	-26.19%
2001	1.40%	110,991	8.70	965,470	1.43%	-13.39%

Gartmore GVIT Worldwide Leaders Fund – Class I
2005	1.40%	80,157	10.44	836,943	0.91%	17.67%
2004	1.40%	84,546	8.87	750,193	0.00%	14.05%
2003	1.40%	90,822	7.78	706,623	0.00%	34.16%
2002	1.40%	103,271	5.80	598,914	1.22%	-26.44%
2001	1.40%	109,497	7.88	863,216	1.76%	-19.95%

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	1.40%	16,451	18.19	299,320	0.74%	17.67%
2004	1.40%	11,408	15.46	176,391	0.00%	14.05%
2003	1.40%	5,173	13.56	70,134	0.00%	35.58%	(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	1.40% to 1.80%	314,433	8.12 to 10.37	2,557,475	0.01%	10.99% to 10.54%
2004	1.40% to 1.80%	336,743	7.32 to 9.38	2,467,758	0.02%	16.32% to 15.85%
2003	1.40% to 1.80%	397,969	6.29 to 8.09	2,506,683	0.24%	18.55% to 18.07%
2002	1.40% to 1.80%	420,848	5.31 to 6.86	2,235,334	0.31%	-17.44% to -17.11%
2001	1.40% to 1.80%	487,923	6.40 to 8.30	3,125,669	0.90%	-22.93% to -16.95%	(b)

Janus AS – Global Technology Portfolio – Service II Shares
2005	1.40%	3,443	11.22	38,641	0.00%	9.77%
2004	1.40%	7,969	10.22	81,474	0.00%	-0.58%
2003	1.40%	7,463	10.28	76,743	0.00%	45.08%
2002	1.40%	5,079	7.09	36,000	0.00%	-29.12%	(a) (b)

Janus AS – Global Technology Portfolio – Service Shares
2005	1.40%	243,006	3.77	917,140	0.00%	9.99%
2004	1.40%	261,753	3.43	898,143	0.00%	-0.84%
2003	1.40%	293,472	3.46	1,015,527	0.00%	44.43%
2002	1.40%	345,768	2.40	828,444	0.00%	-41.76%
2001	1.40%	401,951	4.11	1,653,621	0.62%	-38.20%

Janus AS – International Growth Portfolio – Service II Shares
2005	1.40%	24,096	15.64	376,756	1.05%	30.18%
2004	1.40%	13,966	12.01	167,748	0.75%	17.05%
2003	1.40%	15,868	10.26	162,832	0.95%	32.66%
2002	1.40%	11,947	7.74	92,410	0.38%	-22.65%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	1.40%	266,171	8.94	2,378,376	1.02%	30.10%
2004	1.40%	282,933	6.87	1,943,253	0.80%	17.03%
2003	1.40%	304,328	5.87	1,786,106	0.88%	32.65%
2002	1.40%	367,575	4.42	1,626,294	0.62%	-26.80%
2001	1.40%	470,389	6.04	2,843,102	0.73%	-24.51%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	1.40%	16,614	12.25	203,562	0.17%	7.69%
2004	1.40%	10,192	11.38	115,962	0.00%	13.78%	(a) (b)

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	1.40%	58,107	12.93	751,439	0.14%	6.88%
2004	1.40%	68,607	12.10	830,127	0.12%	14.19%
2003	1.40%	65,822	10.60	697,437	0.90%	29.92%
2002	1.40%	59,292	8.16	483,570	0.71%	-27.48%
2001	1.40%	55,575	11.25	625,003	0.42%	-2.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class
2005	1.40%	287,500	$11.38	$3,272,314	0.00%	12.15%
2004	1.40%	313,299	10.15	3,179,519	0.00%	14.68%
2003	1.40%	325,971	8.85	2,884,659	0.00%	26.28%
2002	1.40%	346,585	7.01	2,428,798	0.00%	-30.33%
2001	1.40%	376,746	10.06	3,789,556	0.00%	-25.71%

Neuberger Berman AMT – Partners Portfolio® – I Class
2005	1.40%	72,752	14.11	1,026,535	1.04%	16.40%
2004	1.40%	60,073	12.12	728,217	0.01%	17.31%
2003	1.40%	59,646	10.33	616,350	0.00%	33.20%
2002	1.40%	59,287	7.76	459,943	0.54%	-25.21%
2001	1.40%	57,673	10.37	598,209	0.36%	-4.20%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class
2005	1.40%	2,220	11.88	26,380	0.00%	5.37%

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	1.40% to 1.80%	628,363	9.93 to 9.99	6,240,601	0.00%	10.76% to 10.31%
2004	1.40% to 1.80%	693,819	8.97 to 9.06	6,221,330	0.00%	18.10% to 17.62%
2003	1.40% to 1.80%	736,879	7.59 to 7.70	5,594,786	0.00%	23.83% to 23.33%
2002	1.40%	802,210	6.13	4,918,443	0.70%	-28.80%
2001	1.40%	916,594	8.61	7,893,280	0.92%	-32.24%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	1.40% to 1.80%	854,574	11.09 to 8.67	9,477,010	0.93%	3.63% to 3.21%
2004	1.40% to 1.80%	965,446	10.70 to 8.40	10,323,075	0.32%	5.44% to 5.01%
2003	1.40% to 1.80%	1,024,415	10.15 to 8.00	10,389,644	0.38%	29.11% to 28.59%
2002	1.40% to 1.80%	1,118,284	6.22 to 7.86	8,785,778	0.61%	-28.18% to -27.88%
2001	1.40% to 1.80%	1,225,154	8.67 to 10.90	13,348,283	0.62%	-13.81% to -13.34%	(b)

Oppenheimer Main Street Fund®/VA – Initial Class
2005	1.40% to 1.80%	1,009,822	10.01 to 10.15	10,104,339	1.35%	4.50% to 4.07%
2004	1.40% to 1.80%	1,127,280	9.58 to 9.75	10,795,189	0.84%	7.93% to 7.49%
2003	1.40% to 1.80%	1,252,731	8.87 to 9.07	11,115,529	0.93%	24.95% to 24.44%
2002	1.40% to 1.80%	1,322,245	7.10 to 7.29	9,389,961	0.78%	-20.26% to -19.94%
2001	1.40% to 1.80%	1,400,831	8.87 to 9.14	12,425,085	0.53%	-11.43% to -8.57%	(b)

Salomon Brothers VSF Inc. All Cap Fund – Class I
2005	1.40% to 1.80%	952,260	14.43 to 10.28	13,729,586	0.82%	2.59% to 2.18%
2004	1.40% to 1.80%	1,069,341	14.06 to 10.06	15,028,930	0.53%	6.80% to 6.36%
2003	1.40% to 1.80%	1,121,498	13.17 to 9.46	14,759,462	0.25%	37.09% to 36.53%
2002	1.40% to 1.80%	1,173,568	6.93 to 9.60	11,266,478	0.42%	-26.41% to -26.11%
2001	1.40% to 1.80%	1,191,775	9.41 to 13.00	15,488,381	0.78%	-5.87% to 0.47%	(a)

Salomon Brothers VSF Inc. High Yield Bond Fund – Class I
2005	1.40%	179,646	15.34	2,756,141	5.89%	2.36%
2004	1.40%	184,257	14.99	2,761,610	6.05%	9.53%
2003	1.40%	203,726	13.68	2,787,671	6.76%	22.46%
2002	1.40%	191,007	11.17	2,134,247	7.61%	5.81%
2001	1.40%	166,474	10.56	1,757,969	9.03%	3.66%

Salomon Brothers VSF Inc. Investors Fund – Class I
2005	1.40%	468,532	12.81	5,999,572	1.12%	5.04%
2004	1.40% to 1.80%	537,136	12.19 to 9.71	6,539,406	1.43%	8.83% to 8.39%
2003	1.40% to 1.80%	569,592	11.20 to 8.96	6,372,426	1.36%	30.48% to 29.95%
2002	1.40% to 1.80%	598,838	6.90 to 8.58	5,134,996	1.16%	-24.44% to -24.13%
2001	1.40% to 1.80%	586,817	9.13 to 11.31	6,632,102	0.87%	-8.73% to -5.50%	(a)

Salomon Brothers VSF Inc. Total Return Fund – Class I
2005	1.40% to 1.80%	320,345	11.85 to 11.07	3,794,770	1.91%	1.87% to 1.46%
2004	1.40% to 1.80%	347,174	11.63 to 10.91	4,036,965	1.83%	7.22% to 6.78%
2003	1.40% to 1.80%	356,571	10.85 to 10.22	3,867,173	1.64%	14.29% to 13.83%
2002	1.40% to 1.80%	345,934	8.98 to 9.49	3,282,675	1.55%	-8.54% to -8.17%
2001	1.40%	298,720	10.33	3,087,144	2.65%	-2.20%

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	1.40%	23,772	16.40	389,766	0.69%	30.02%
2004	1.40%	20,993	12.61	264,721	0.00%	26.10%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.40%	82,428	$20.38	$1,679,645	0.77%	30.15%
2004	1.40%	91,052	15.66	1,425,515	0.55%	24.13%
2003	1.40%	103,518	12.61	1,305,643	0.10%	52.03%
2002	1.40%	106,173	8.30	880,815	0.21%	-4.26%
2001	1.40%	141,871	8.67	1,229,368	0.00%	-3.19%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	1.40%	10,245	18.64	190,954	0.00%	49.50%
2004	1.40%	61	12.47	761	0.00%	24.67%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.40%	10,495	25.06	263,030	0.33%	49.56%
2004	1.40%	11,866	16.76	198,849	0.37%	22.49%
2003	1.40%	11,728	13.71	160,775	0.34%	43.05%
2002	1.40%	9,129	9.58	87,485	0.98%	-4.19%
2001	1.40%	11,606	10.00	116,092	1.04%	-11.71%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.40%	5,697	22.01	125,419	8.41%	10.68%
2004	1.40%	9,931	19.89	197,526	7.16%	8.52%
2003	1.40%	9,343	18.33	171,239	0.00%	26.08%
2002	1.40%	23,610	14.54	343,227	6.53%	7.69%
2001	1.40%	27,000	13.50	364,470	9.01%	8.55%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.40%	83,673	27.63	2,311,983	1.29%	15.42%
2004	1.40%	86,165	23.94	2,062,797	1.48%	34.49%
2003	1.40%	78,403	17.80	1,395,659	0.00%	35.59%
2002	1.40%	67,873	13.13	891,088	3.88%	-2.18%
2001	1.40%	41,796	13.42	560,937	5.61%	8.30%

2005 Reserves for annuity contracts in payout phase:				347,007

2005 Contract owners’ equity				$212,855,897

2004 Reserves for annuity contracts in payout phase:				140,185

2004 Contract owners’ equity				$217,312,602

2003 Contract owners’ equity				$212,439,145

2002 Contract owners’ equity				$182,935,330

2001 Contract owners’ equity				$232,199,228

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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